Leases - Summary of Components of Operating Lease Expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Lease Expense [Abstract]
Operating lease expense	¥ 426,998	¥ 540,688	¥ 595,032
Short-term lease expense	259,129	231,467	265,800
Total operating lease expenses	686,127	772,155	860,832
Finance Lease Expense [Abstract]
Amortization expense	50,091	50,091	25,046
Interest expense	39,325	40,205	22,846
Total finance lease expenses	89,416	90,296	47,892
Total lease expenses	¥ 775,543	¥ 862,451	¥ 908,724